Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 177,064
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	(224,739)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	1,988,971
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	1,611,391
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	2,402,345
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	1,229,724
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	(4,568,380)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	(2,616,376)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	0
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	$ 0